Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 4, 2021, Cognex Corporation filed a Current Report on Form 8-K (the “Report”) with the Securities and Exchange Commission to report the Company’s financial results for the third quarter of 2021 and the appointment of a new director. This Amendment No. 1 to the Current Report on Form 8-K amends (a) Item 5.02 of the Report to correct the reference to the news release issued on November 4, 2021 to announce the appointment of such director and (b) Item 9.01 to attach such news release as Exhibit 99.2. Except as stated in this Explanatory Note, this Amendment No. 1 does not otherwise change or update the disclosure set forth in the Report.
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	Cognex Corporation
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760-2059
City Area Code	508
Local Phone Number	650-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000851205
Title of 12(b) Security	Common Stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ